[LOGO]    INVESTING
          FOR THE
          21ST
          CENTURY-TM-



                                    [TAPE CALCULATOR]





Semiannual Report February 29, 2000

           [FLAG]


                                   EATON VANCE
                                     GROWTH
                                      FUND



                                             [LOGO]


           [STOCK EXCHANGE]

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

ARIEH COLL
PORTFOLIO MANAGER


Investment Environment
-------------------------------

- The U.S. economy continued to expand strongly in 1999, with gross domestic product rising at an annual pace of 5.8% in the fourth quarter. Remarkably, the robust economy, low unemployment, and ebullient consumer attitudes have not resulted in higher inflation. However, the Federal Reserve raised its target for the benchmark Federal Funds rate several times since our last report, in a preemptive strike against future inflation.

- U.S. equity markets, undeterred by interest rate activity, continued to break new ground in 1999, with all major indices reaching record highs. The majority of the markets' returns were from a very narrow group of stocks, primarily in the volatile technology sector. In the early months of 2000, tech stocks continue to dominate the battle between the "old" and "new" economies.

The Fund
--------------------------------------------------------------------------------

     The Past Six Months

- During the six months ended February 29, 2000, the Fund's Class A shares had a total return of 3.58%. This return was the result of a change in net asset value (NAV) to $9.96 on February 29, 2000 from $9.95 on August 31, 1999, and the reinvestment of $0.341 in capital gains distributions. (1)

- The Fund's Class B shares had a total return of 3.09% during the period, the result of an increase in NAV to $17.52 from $17.33, and the reinvestment of $0.341 per share in capital gains distributions. (1)

- The Fund's Class C shares had a total return of 3.04% during the period, the result of an increase in NAV to $15.45 from $15.33, and the reinvestment of $0.341 per share in capital gains distributions. (1)

     Management Discussion

- We are pleased to announce that effective February 1, 2000, Arieh Coll is the Portfolio Manager of Growth Portfolio. Mr. Coll is a Vice President of Eaton Vance Management and Boston Management & Research. Prior to joining Eaton Vance in January 2000, he was employed by Fidelity Investments as a portfolio manager and investment analyst. Thomas Faust, who managed the Portfolio for more than 6 years, will be focusing on his role as Executive Vice President and Chief Equity Investment Officer of Eaton Vance.

- With an eye toward the Fund's primary objective of achieving capital growth, management will be reviewing each stock in the Portfolio. Management will also consider the Portfolio's sector weightings. In recent months, an underweighting in the high-flying technology sector has hindered the Fund's performance. In making changes to the Portfolio, management will continue to seek stocks of companies that are favorably priced in relation to their fundamental value.

- In particular, management has increased its holdings in the information services area. As a result of the growing worldwide dependence on the Internet, corporations need to update their businesses to accommodate e-commerce. Information services companies - those with the resources to help their corporate clients migrate to the Internet - are benefitting from the push to get online.

- From the consumer services group, H&R Block, Inc. has become one of the Portfolio's top holdings. Factors that contribute to this stock's appeal include: a new management team dedicated to reinvigorating the company; accelerating earnings growth; current low historical valuation; and a favorable price-to-earnings ratio.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Fund Information
AS OF FEBRUARY 29, 2000

Performance(2)             Class A           Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                    1.94%             1.11%         1.06%
Five Years                 17.52             16.36         15.03
Ten Years                  12.41              N.A.          N.A.
Life of Fund+              10.42             15.49         14.87
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                   -3.95%            -3.85%         0.07%
Five Years                 16.15             16.14         15.03
Ten Years                  11.75              N.A.          N.A.
Life of Fund+              10.28             15.39         14.87

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

Ten Largest Equity Holdings(3) By total net assets
--------------------------------------------------
National Semiconductor Corp.                  4.5%
H&R Block, Inc.                               4.1
Microsoft Corp.                               4.0
Elan Corp., PLC ADR                           3.9
Concord EFS, Inc.                             3.2
Exxon Mobil Corp.                             2.9
Millipore Corp.                               2.7
Medtronic, Inc.                               2.5
Knight/Trimark Group, Inc.                    2.5
Intel Corp.                                   2.4


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5%
- 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (3) Ten largest equity holdings accounted for 32.7% of the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $173,974,966)        $188,524,426
Receivable for Fund shares sold                 48,184
------------------------------------------------------
TOTAL ASSETS                              $188,572,610
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    440,442
Payable to affiliate for service fees           46,035
Dividends payable                                  921
Accrued expenses                                36,719
------------------------------------------------------
TOTAL LIABILITIES                         $    524,117
------------------------------------------------------
NET ASSETS                                $188,048,493
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $128,730,123
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                44,884,912
Accumulated net investment loss               (116,002)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         14,549,460
------------------------------------------------------
TOTAL                                     $188,048,493
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $168,527,396
SHARES OUTSTANDING                          16,924,968
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.96
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.96)       $      10.57
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 16,691,168
SHARES OUTSTANDING                             952,893
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      17.52
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,829,929
SHARES OUTSTANDING                             183,190
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      15.45
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $7,042)         $    751,943
Interest allocated from Portfolio              227,096
Expenses allocated from Portfolio             (683,009)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    296,030
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,228
Distribution and service fees
   Class A                                     117,072
   Class B                                      86,577
   Class C                                      15,479
Transfer and dividend disbursing agent
   fees                                        120,841
Registration fees                               18,938
Custodian fee                                   11,756
Printing and postage                            12,441
Legal and accounting services                    8,962
Amortization of organization expenses            1,570
Miscellaneous                                   16,168
------------------------------------------------------
TOTAL EXPENSES                            $    412,032
------------------------------------------------------

NET INVESTMENT LOSS                       $   (116,002)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 44,882,587
------------------------------------------------------
NET REALIZED GAIN                         $ 44,882,587
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(38,192,628)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(38,192,628)
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  6,689,959
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  6,573,957
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (116,002) $       (13,959)
   Net realized gain                             44,882,587        6,475,017
   Net change in unrealized
      appreciation (depreciation)               (38,192,628)      31,511,267
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       6,573,957  $    37,972,325
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $              --  $      (607,094)
   From net realized gain
      Class A                                    (5,730,429)     (38,002,001)
      Class B                                      (341,140)      (2,497,085)
      Class C                                       (66,382)        (491,324)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (6,137,951) $   (41,597,504)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       2,375,680  $     7,883,912
      Class B                                     2,195,243        4,533,979
      Class C                                       503,671        1,803,734
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     4,951,965       32,903,156
      Class B                                       304,846        2,234,763
      Class C                                        65,013          489,674
   Cost of shares redeemed
      Class A                                   (10,734,354)     (23,960,578)
      Class B                                    (4,591,888)      (6,559,676)
      Class C                                    (1,007,094)      (1,432,477)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $      (5,936,918) $    17,896,487
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (5,500,912) $    14,271,308
----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)          AUGUST 31, 1999
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $     193,549,405    $   179,278,097
--------------------------------------------------------------------------------
AT END OF PERIOD                           $     188,048,493    $   193,549,405
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                           $        (116,002)   $            --
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.950         $ 10.320     $ 10.360     $  9.240     $  8.330     $  7.960
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ (0.001)        $  0.008     $  0.044     $  0.020     $  0.043     $  0.024
Net realized and unrealized
   gain                                  0.352            2.153        0.111        2.845        1.202        1.086
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.351         $  2.161     $  0.155     $  2.865     $  1.245     $  1.110
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income            $     --         $ (0.039)    $     --     $ (0.019)    $ (0.035)    $ (0.032)
In excess of net investment
   income                                   --               --           --       (0.018)          --       (0.018)
From net realized gain                  (0.341)          (2.492)      (0.195)      (0.890)      (0.300)      (0.083)
In excess of net realized gain              --               --           --       (0.762)          --       (0.607)
From paid-in capital                        --               --           --       (0.056)          --           --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.341)        $ (2.531)    $ (0.195)    $ (1.745)    $ (0.335)    $ (0.740)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.960         $  9.950     $ 10.320     $ 10.360     $  9.240     $  8.330
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           3.58%           21.14%        1.45%       33.01%       15.38%       15.95%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $168,527         $171,752     $159,602     $165,676     $138,252     $130,966
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            1.06%(3)         1.03%        1.08%        1.01%        0.98%        0.98%
   Net investment income
      (loss)                             (0.03)%(3)        0.09%        0.37%        0.19%        0.48%        0.42%
Portfolio Turnover of the
   Portfolio                               110%              34%          55%          28%          62%          84%
--------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS B
                                -----------------------------------------
                                SIX MONTHS ENDED   YEAR ENDED AUGUST 31,
                                FEBRUARY 29, 2000  ----------------------
                                (UNAUDITED)           1999        1998
-------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $17.330        $16.490     $16.560
-------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------
Net investment loss                  $(0.081)       $(0.135)    $(0.079)
Net realized and unrealized
   gain                                0.612          3.467       0.204
-------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $ 0.531        $ 3.332     $ 0.125
-------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------
From net realized gain               $(0.341)       $(2.492)    $(0.195)
-------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.341)       $(2.492)    $(0.195)
-------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $17.520        $17.330     $16.490
-------------------------------------------------------------------------

TOTAL RETURN(1)                         3.09%         20.28%       0.72%
-------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $16,691        $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                          1.89%(3)       1.85%       1.93%
   Net investment loss                 (0.86)%(3)     (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                             110%            34%         55%
-------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS C
                                -----------------------------------------
                                SIX MONTHS ENDED   YEAR ENDED AUGUST 31,
                                FEBRUARY 29, 2000  ----------------------
                                (UNAUDITED)           1999        1998
-------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $15.330        $14.840     $14.940
-------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------
Net investment loss                  $(0.076)       $(0.109)    $(0.079)
Net realized and unrealized
   gain                                0.537          3.091       0.174
-------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $ 0.461        $ 2.982     $ 0.095
-------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------
From net realized gain               $(0.341)       $(2.492)    $(0.195)
-------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.341)       $(2.492)    $(0.195)
-------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $15.450        $15.330     $14.840
-------------------------------------------------------------------------

TOTAL RETURN(1)                         3.04%         20.16%       0.60%
-------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 2,830        $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                          1.92%(3)       1.91%       1.94%
   Net investment loss                 (0.90)%(3)     (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                             110%            34%         55%
-------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 29, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, were amortized on a straight-line basis over five years and are fully amortized at February 29, 2000.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               237,060          732,661
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        504,787        3,332,403
    Redemptions                                      (1,069,959)      (2,270,205)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (328,112)       1,794,859
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               126,649          250,516
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         17,631          129,548
    Redemptions                                        (262,017)        (362,262)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (117,737)          17,802
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                32,884          112,275
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          4,263           32,068
    Redemptions                                         (65,643)         (88,754)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (28,496)          55,589
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,173 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

   Certain officers and Trustees of the Trust and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $67,037 and $11,609 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 29, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 29, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $228,000 and $401,000 for Class B and Class C shares, respectively.

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Funds average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 29, 2000 amounted to $117,072, $19,540, and $3,870 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $33,000 and $200 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 29, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,080,963 and $17,366,529 respectively, for the six months ended
   February 29, 2000.

GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Banks - International -- 0.4%
-----------------------------------------------------------------------
Banco Latinoamericano de Exportaciones           30,000    $    759,375
This specialized multinational bank,
based in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member
countries in Latin America and
the Caribbean.
-----------------------------------------------------------------------
                                                           $    759,375
-----------------------------------------------------------------------
Banks and Money Services -- 1.5%
-----------------------------------------------------------------------
Metris Companies, Inc.                          110,556    $  2,860,637
An information based direct marketer of
consumer credit products and fee-based
services primarily to moderate
income consumers.
-----------------------------------------------------------------------
                                                           $  2,860,637
-----------------------------------------------------------------------
Beverages -- 0.5%
-----------------------------------------------------------------------
Seagrams Co. Ltd.                                17,500    $  1,028,125
Operates spirits and wine entertainment
businesses worldwide.
-----------------------------------------------------------------------
                                                           $  1,028,125
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
-----------------------------------------------------------------------
Cablevision Systems Corp.(1)                     12,000    $    770,250
Provides telecommunications and
entertainment services.
-----------------------------------------------------------------------
                                                           $    770,250
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 6.2%
-----------------------------------------------------------------------
Complete Business Solutions, Inc.(1)             42,000    $    834,750
Provides information technology services
to large and mid-size organizations.
Concord EFS, Inc.(1)                            312,500       6,113,281
Provides electronic transaction
authorization, processing, settlement
and funds transfer services across the
United States.
Critical Path, Inc.(1)                            6,000         516,750
Provides e-mail hosting services to a
variety of organizations.
Heidrick and Struggles International,
Inc.(1)                                          27,500       1,127,500
Executive search firm with operations
around the world.
Interim Services, Inc.(1)                        50,000       1,246,875
Capital management company that
maximizes talent, processes and
technology for client organizations
seeking increased efficiency.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Business Services - Miscellaneous (continued)
-----------------------------------------------------------------------
Manpower, Inc.                                   55,000    $  1,797,812
Provides non-governmental employment
services through offices located around
the world.
-----------------------------------------------------------------------
                                                           $ 11,636,968
-----------------------------------------------------------------------
Commercial Services -- 0.7%
-----------------------------------------------------------------------
META Group, Inc.(1)                              45,227    $  1,402,037
Provides information technology (IT)
research and analyst consultation
services relevant to its clients
specific needs.
-----------------------------------------------------------------------
                                                           $  1,402,037
-----------------------------------------------------------------------
Communications Services -- 2.2%
-----------------------------------------------------------------------
MCI Worldcom, Inc.(1)                            83,444    $  3,723,688
Provides consumers and businesses with
local, long distance internet, data, and
international communications services.
Via Networks, Inc.(1)                             5,000         330,156
Provides internet access and services
focused on small and mid-sized
businesses in Europe and Latin America.
-----------------------------------------------------------------------
                                                           $  4,053,844
-----------------------------------------------------------------------
Computer Software -- 7.5%
-----------------------------------------------------------------------
Accrue Software, Inc.(1)                         25,000    $  1,173,437
Provides Internet data collection and
analysis software.
Computer Associates International, Inc.          13,000         836,062
Designs, develops, markets, licenses and
supports standardized computer
software products.
Legato Systems, Inc.(1)                          30,000       1,067,814
Develops, markets, and supports network
storage management software products for
heterogeneous client/server computing
environments and large
scale enterprises.
Microsoft Corp.(1)                               84,000       7,507,500
Develops, manufactures, licenses, sells,
and supports software products.
MTI Technology Corp.(1)                          50,000       2,621,875
Provides high-performance data storage
management solutions for the open
systems market.
Tecnomatix Technologies Ltd.(1)                  20,000         918,750
Israeli company concentrating in
computer aided production
equipment technology.
-----------------------------------------------------------------------
                                                           $ 14,125,438
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computer Software - Services -- 0.5%
-----------------------------------------------------------------------
NCR Corp.(1)                                     25,000    $    948,437
Provides information technology
hardware, software, and consulting and
support services.
-----------------------------------------------------------------------
                                                           $    948,437
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.5%
-----------------------------------------------------------------------
Dell Computer Corp.(1)                           70,000    $  2,856,875
Designs, develops, manufactures,
markets, services and supports a variety
of computer systems.
EMC Corp.(1)                                      8,000         952,000
Provides enterprise storage systems,
software, networks, and services.
Pitney Bowes, Inc.                               20,000         990,000
Sells and finances mailing equipment and
related supplies as well as rents
postage meters.
-----------------------------------------------------------------------
                                                           $  4,798,875
-----------------------------------------------------------------------
Consumer Services -- 4.1%
-----------------------------------------------------------------------
H&R Block, Inc.                                 177,000    $  7,765,875
Provides a wide range of financial
products and services through
its subsidiaries.
-----------------------------------------------------------------------
                                                           $  7,765,875
-----------------------------------------------------------------------
Distribution -- 1.9%
-----------------------------------------------------------------------
Cardinal Health, Inc.                            87,745    $  3,619,481
Provides complementary products and
services to health care providers
and manufacturers.
-----------------------------------------------------------------------
                                                           $  3,619,481
-----------------------------------------------------------------------
Drugs -- 9.8%
-----------------------------------------------------------------------
Alpharma, Inc.                                   58,963    $  2,041,594
Develops, manufactures, and markets
specialty generic and proprietary human
pharmaceutical and animal
health products.
Biovail Corp. International(1)                    9,400         620,400
International, fully-integrated
pharmaceutical company that develops,
tests and manufactures drugs.
Bristol-Myers Squibb Co.                         46,803       2,658,995
Diversified worldwide health and
personal care company that manufactures
medicines and other products.
Elan Corp., PLC ADR(1)                          177,000       7,279,125
Develops drug delivery systems designed
to improve and control the absorption
and utilization of
pharmaceutical compounds.
ICN Pharmaceuticals, Inc.                         1,000          19,875
Manufactures and markets a variety of
prescription and
non-prescriptions pharmaceuticals.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Drugs (continued)
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                36,963    $  2,196,988
Discovers, develops, manufactures, and
sells pharmaceutical products for humans
and animals.
Sepracor, Inc.(1)                                12,000       1,216,500
Develops and markets drugs designed to
be safer, purer, and more effective
versions of existing pharmaceuticals.
Teva Pharmaceutical Industries Ltd.              55,278       2,383,864
Fully integrated pharmaceutical company
producing drugs in all major
therapeutic categories.
-----------------------------------------------------------------------
                                                           $ 18,417,341
-----------------------------------------------------------------------
Electric Utilities -- 0.2%
-----------------------------------------------------------------------
Avista Corp.                                     15,000    $    450,937
Energy services company with utility and
subsidiary operations located through
North America.
-----------------------------------------------------------------------
                                                           $    450,937
-----------------------------------------------------------------------
Electronic Components - Instruments -- 2.7%
-----------------------------------------------------------------------
Intersil Holding Corp.                            2,000    $    118,750
Designs and manufactures analog and
digital integrated circuits and discrete
semiconductors for the communications
and power management end-user markets.
KEMET Corp.(1)                                   39,500       2,426,781
Manufactures and sells solid tantalum
and multilayer ceramic capacitors.
Koninklijke (Royal) Philips Electric.
N.V.                                             13,000       2,489,500
Manufactures lighting, consumer
electronics, multimedia devices,
domestic appliances and personal care
items, semiconductors medical devices,
communication systems and
industrial electronics.
-----------------------------------------------------------------------
                                                           $  5,035,031
-----------------------------------------------------------------------
Electronics - Instruments -- 3.4%
-----------------------------------------------------------------------
Mechanical Technology, Inc.(1)                    7,000    $    475,782
Manufactures advanced products that
combine sensing capabilities with
proprietary software to serve a variety
of applications.
SCI Systems, Inc.(1)                             16,800         676,200
Designs, manufactures, markets,
distributes, and services
electronic products.
Three-Five Systems, Inc.(1)                      50,000       3,068,750
Designs and manufactures display modules
for use in the end products of original
equipment manufacturers.
Waters Corp.(1)                                  22,000       2,157,375
Provides high-performance liquid
chromatography products and services.
-----------------------------------------------------------------------
                                                           $  6,378,107
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Semiconductors -- 7.9%
-----------------------------------------------------------------------
Intel Corp.                                      40,000    $  4,520,000
A manufacturer of semiconductors and
other microcomputer components which
comprise the heart of the
personal computer.
Motorola, Inc.                                   10,500       1,790,250
Provides integrated communications
solutions and embedded
electronic solutions.
National Semiconductor Corp.(1)                 113,000       8,489,125
Designs, develops, manufactures and
markets a wide variety of
semiconductor products.
-----------------------------------------------------------------------
                                                           $ 14,799,375
-----------------------------------------------------------------------
Entertainment -- 0.5%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                100,000    $  1,025,000
Owns and operates video
retail superstores.
-----------------------------------------------------------------------
                                                           $  1,025,000
-----------------------------------------------------------------------
Health Services -- 2.6%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                            300,000    $  1,350,000
Provides pharmaceutical services in the
United States.
Express Scripts, Inc.(1)                         32,000       1,474,000
A full service pharmacy benefit
management and specialty managed care
company serving clients through
North America.
MedQuist, Inc.(1)                                80,000       2,060,000
Provides electronic transcription and
health information management solutions
to the health care industry.
-----------------------------------------------------------------------
                                                           $  4,884,000
-----------------------------------------------------------------------
Information Services -- 3.6%
-----------------------------------------------------------------------
Affiliated Computer Services, Inc.,
Class A(1)                                       40,000    $  1,266,876
Nationwide provider of information
processing services.
Banyan Systems, Inc.(1)                          75,000       2,493,750
Designs, develops and markets networking
directory and messaging products and
services that help people to communicate
across networks, intranets and
the Internet.
Lante Corp.(1)                                    2,750         219,484
Internet services company, develops
technology-based solutions for
electronic markets.
Lycos, Inc.(1)                                   12,500         745,312
Develops and provides guides to online
content, third party content, Web search
and directory services, and community
and personalization services.
Matrix One, Inc.(1)                                 500          12,500
A provider of Internet business
collaboration software that facilitates
collaboration among different depts and
geographical locations of
global organizations.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
net.Genesis Corp.(1)                                750    $     13,500
Provides software and professional
services that help customers improve
their online business.
Unisys Corp.(1)                                  65,000       1,945,938
Provides information technology
solutions to customers located
throughout the world.
-----------------------------------------------------------------------
                                                           $  6,697,360
-----------------------------------------------------------------------
Information Technology -- 2.2%
-----------------------------------------------------------------------
Audiovox Corp.(1)                                20,000    $  1,285,000
Markets and supplies a diverse line of
portable and vehicle cellular telephones
and accessories.
DigitalThink, Inc.(1)                             2,000          81,500
Provides online learning solutions.
Globix Corp.(1)                                  20,000       1,048,750
Provides internet connectivity for
businesses in the U.S. and Europe.
SalesLogix Corp.(1)                              64,000       1,784,000
Provides software that enables
mid-market businesses to create
interactive selling networks that
automate prospective and
customer interactions.
-----------------------------------------------------------------------
                                                           $  4,199,250
-----------------------------------------------------------------------
Investment Management -- 0.6%
-----------------------------------------------------------------------
Pioneer Group, Inc.(1)                           55,000    $  1,103,438
Involved in financial services
businesses, including acting as
investment manager, mutual fund
distribution, servicing agent and
venture capital investor manager.
-----------------------------------------------------------------------
                                                           $  1,103,438
-----------------------------------------------------------------------
Investment Services -- 2.5%
-----------------------------------------------------------------------
Knight/Trimark Group, Inc.(1)                   100,000    $  4,687,500
Market maker in Nasdaq securities.
Savvis Communications Corp.(1)                       50           1,002
Provides global data networking and
internet related services to medium and
large businesses, multinational
corporations, and Internet
services providers.
-----------------------------------------------------------------------
                                                           $  4,688,502
-----------------------------------------------------------------------
Machinery -- 0.7%
-----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc.(1)                              23,500    $  1,365,938
Designs, manufactures, markets and
services semiconductor processing
equipment used in the fabrication of
integrated circuits.
-----------------------------------------------------------------------
                                                           $  1,365,938
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 2.9%
-----------------------------------------------------------------------
Bausch & Lomb, Inc.                              14,000    $    738,500
Develops, manufactures and markets
healthcare products for the eye.
Medtronic, Inc.                                  98,642       4,777,972
A medical technology company which
provides therapeutic, diagnostic, and
monitoring products for cardiac rhythm
management, other cardiovascular, and
neurological markets.
-----------------------------------------------------------------------
                                                           $  5,516,472
-----------------------------------------------------------------------
Metals - Industrial -- 1.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                      26,600    $  1,822,100
Integrated aluminum company which is
also involved in mining refining,
smelting fabricating and recycling.
-----------------------------------------------------------------------
                                                           $  1,822,100
-----------------------------------------------------------------------
Metals and Minerals -- 0.7%
-----------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.(1)         100,000    $  1,281,250
Operator of third largest copper mine in
the world with world's largest
gold reserves.
-----------------------------------------------------------------------
                                                           $  1,281,250
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.3%
-----------------------------------------------------------------------
Baker Hughes, Inc.                               85,000    $  2,199,375
Supplies reservoir-centered products,
services and systems to the worldwide
oil and gas industry.
Halliburton Co.                                  48,000       1,833,000
Provides energy services and engineering
and construction services.
Precision Drilling Corp.(1)                     100,000       2,862,500
Provides land drilling services and
integrated oilfield and industrial
contract services.
Williams Companies, Inc.                         29,000       1,212,563
Transports natural gas and provides a
full range of energy
communications services.
-----------------------------------------------------------------------
                                                           $  8,107,438
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 2.9%
-----------------------------------------------------------------------
Exxon Mobil Corp.                                72,000    $  5,422,500
Operates petroleum and petrochemical
businesses on a worldwide basis.
-----------------------------------------------------------------------
                                                           $  5,422,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Optical Components -- 0.0%
-----------------------------------------------------------------------
Avanex Corp.(1)                                     100    $     20,838
Designs, manufactures, and markets fiber
optic-based products known as
photonic processors.
-----------------------------------------------------------------------
                                                           $     20,838
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 1.0%
-----------------------------------------------------------------------
Alza Corp.(1)                                    53,784    $  1,973,201
Research-based pharmaceutical products
company with drug
delivery technologies.
-----------------------------------------------------------------------
                                                           $  1,973,201
-----------------------------------------------------------------------
Printing and Business Products -- 0.3%
-----------------------------------------------------------------------
Electronics for Imaging(1)                       10,000    $    593,750
Provides short-production run color
printing in an office environment.
-----------------------------------------------------------------------
                                                           $    593,750
-----------------------------------------------------------------------
Publishing -- 1.2%
-----------------------------------------------------------------------
Playboy Enterprises, Inc.(1)                    100,000    $  2,206,250
International media and
entertainment company.
-----------------------------------------------------------------------
                                                           $  2,206,250
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.9%
-----------------------------------------------------------------------
CVS Corp.                                        50,000    $  1,750,000
The largest drugstore chain in
the Northeast.
Duane Reade, Inc.(1)                             75,000       1,795,313
New York City drugstore chain.
Safeway, Inc.(1)                                 50,000       1,928,125
The nation's second-largest food
retailer with over 1,350 stores located
in the western regions of the U.S.
and Canada.
-----------------------------------------------------------------------
                                                           $  5,473,438
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.7%
-----------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)           24,000    $  1,360,500
Designs and manufactures products used
worldwide in electronics manufacturing.
-----------------------------------------------------------------------
                                                           $  1,360,500
-----------------------------------------------------------------------
Semiconductors -- 2.2%
-----------------------------------------------------------------------
Actel Corp.(1)                                  100,000    $  3,256,250
Designs, develops and markets field
programmable gate arrays and associated
development software and
programming hardware.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Semiconductors (continued)
-----------------------------------------------------------------------
Galileo Technology Ltd.(1)                       50,000    $    974,375
Develops and markets advanced digital
semiconductor devices that perform
critical functions or network systems.
-----------------------------------------------------------------------
                                                           $  4,230,625
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 3.3%
-----------------------------------------------------------------------
FLAG Telecom Holdings Limited(1)                 34,250    $    983,619
A global carriers' carrier, develops and
offers a variety of telecommunications
products and services to licensed
international carriers.
Millipore Corp.                                  95,500       5,103,281
Products use membrane separations
technology to analyze and purify fluids
for a variety of high tech industries.
MRV Communications, Inc.(1)                       1,000         138,000
A manufacturer and marketer of optical
high-speed networks that integrate
switching routing, remote access and
fiber optic transmission systems.
-----------------------------------------------------------------------
                                                           $  6,224,900
-----------------------------------------------------------------------
Telecommunication Equipment -- 1.4%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                               33,000    $  2,547,188
Designs, develops and markets enabling
technologies and products for voiceover
packet networks.
-----------------------------------------------------------------------
                                                           $  2,547,188
-----------------------------------------------------------------------
Telecommunications -- 0.3%
-----------------------------------------------------------------------
PanAmSat Corp.                                   10,000    $    488,125
Commercial provider of global
satellite-based
communications services.
-----------------------------------------------------------------------
                                                           $    488,125
-----------------------------------------------------------------------
Telecommunications Services -- 0.4%
-----------------------------------------------------------------------
USA Networks, Inc.(1)                            36,000    $    807,750
Diversified media and electronic
commerce company.
-----------------------------------------------------------------------
                                                           $    807,750
-----------------------------------------------------------------------
Telephone Utilities -- 1.0%
-----------------------------------------------------------------------
Voicestream Wireless Corp.(1)                    13,500    $  1,796,344
Provides personal communication services
under the "VoiceStream" brand names.
-----------------------------------------------------------------------
                                                           $  1,796,344
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Tobacco -- 0.9%
-----------------------------------------------------------------------
Philip Morris Co., Inc.                          82,833    $  1,661,837
Manufactures and sells a variety of
consumer products.
-----------------------------------------------------------------------
                                                           $  1,661,837
-----------------------------------------------------------------------
Utilities -- 1.2%
-----------------------------------------------------------------------
AES Corp.(1)                                     10,000    $    838,125
Provides electricity to
customers worldwide.
Montana Power Co.                                12,000         472,500
Involved in various diversified energy
and communication related businesses.
PG&E Corp.(1)                                    50,000       1,031,250
Provides energy services throughout
North America.
-----------------------------------------------------------------------
                                                           $  2,341,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $162,140,548)                          $176,690,002
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Ford Motor Credit Corp., 5.75% Provides
wholesale financing and capital loans to
Ford Motor company retail dealerships
and associated non-Ford dealerships
around the world., 3/2/00                   $     4,325    $  4,324,309
GE Capital Corp., 5.83% Provides
financing, mortgage and insurance
services., 3/1/00                                 5,765       5,765,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $10,089,309)                        $ 10,089,309
-----------------------------------------------------------------------
Total Investments -- 99.1%
   (identified cost $172,229,857)                          $186,779,311
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                     $  1,745,140
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $188,524,451
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $172,229,857)        $186,779,311
Cash                                               966
Receivable for investments sold             12,874,410
Dividends receivable                           148,426
Tax reclaim receivable                             289
------------------------------------------------------
TOTAL ASSETS                              $199,803,402
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 11,264,464
Accrued expenses                                14,487
------------------------------------------------------
TOTAL LIABILITIES                         $ 11,278,951
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $188,524,451
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $173,974,997
Net unrealized appreciation (computed on
   the basis of identified cost)            14,549,454
------------------------------------------------------
TOTAL                                     $188,524,451
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
------------------------------------------------------
Dividends
   (net of foreign taxes, $7,042)         $    751,943
Interest                                       227,096
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    979,039
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    600,549
Trustees fees and expenses                       7,537
Custodian fee                                   53,940
Legal and accounting services                   18,095
Miscellaneous                                    2,888
------------------------------------------------------
TOTAL EXPENSES                            $    683,009
------------------------------------------------------

NET INVESTMENT INCOME                     $    296,030
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 44,882,593
------------------------------------------------------
NET REALIZED GAIN                         $ 44,882,593
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(38,192,633)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(38,192,633)
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  6,689,960
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  6,985,990
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $         296,030  $       815,130
   Net realized gain                             44,882,593        6,475,018
   Net change in unrealized
      appreciation (depreciation)               (38,192,633)      31,511,271
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       6,985,990  $    38,801,419
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       5,080,963  $    15,501,714
   Withdrawals                                  (17,366,529)     (40,737,098)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (12,285,566) $   (25,235,384)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (5,299,576) $    13,566,035
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     193,824,027  $   180,257,992
----------------------------------------------------------------------------
AT END OF PERIOD                          $     188,524,451  $   193,824,027
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses                                  0.72%(1)         0.71%        0.71%        0.72%        0.72%        0.73%
Net investment income                     0.31%(1)         0.40%        0.73%        0.48%        0.73%        0.67%
Portfolio Turnover                         110%              34%          55%          28%          62%          84%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $188,524         $193,824     $180,258     $179,785     $146,732     $134,003
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   For the six months ended February 29, 2000, $310 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific indentification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

EATON VANCE GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 29, 2000, the fee amounted to $600,549. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $200,553,025 and $225,585,046, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $172,229,857
    ------------------------------------------------------
    Gross unrealized appreciation             $ 27,814,420
    Gross unrealized depreciation              (13,264,966)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 14,549,454
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unparticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

EATON VANCE GROWTH FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653







EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109





--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
444-4/00                                                              GFSRC-4/00